Consolidated statements of earnings, attributable to - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net earnings (loss) attributable to:
Equity holders	$ 171,853	$ 360,847
Non-controlling interest	(11)	(31)
Net earnings	$ 171,842	$ 360,816
Earnings per common share attributable to equity holders:
Basic	$ 0.40	$ 0.83
Diluted	$ 0.39	$ 0.83